Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjusted Earnings Per Share [Line Items]
Diluted earnings per share	£ 37,533	£ 4,648	£ 4,290
Effect of restructuring and integration costs (diluted)	600	603	367
Tax and non-controlling interests on restructuring and integration costs (diluted)	(133)	(90)	(74)
Effect of amortisation and impairment of trademarks and similar intangibles (diluted)	383	149	65
Tax on amortisation and impairment of trademarks and similar intangibles (diluted)	(90)	(32)	(9)
Effect of associates' adjusting items net of tax (diluted)	(23,197)	(900)	(293)
Other adjusting items (diluted)	534	53
Tax effect on other adjusting items (diluted)	(184)	(5)
Deferred tax relating to changes in tax rates (diluted)	(9,586)
Release of deferred tax on unremitted earnings from associates (diluted)	(180)
Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI (diluted)			104
Effect of hedge ineffectiveness (diluted)	9	(18)
Tax effect on hedge ineffectiveness (diluted)	(2)
Effect of US bond buy back (diluted)		101
Adjusted earnings per share (diluted)	£ 5,834	£ 4,615	£ 3,882
Diluted earnings per share	£ 1,830.0	£ 249.2	£ 230.3
Effect of restructuring and integration costs per share (diluted)	29.3	32.3	19.7
Tax and non-controlling interests on restructuring and integration costs per share (diluted)	(6.5)	(4.8)	(4.0)
Effect of amortisation and impairment of trademarks and similar intangibles per share (diluted)	18.7	8.0	3.5
Tax on amortisation and impairment of trademarks and similar intangibles per share (diluted)	(4.4)	(1.7)	(0.5)
Effect of associates' adjusting items net of tax per share (diluted)	(1,131.0)	(48.3)	(15.7)
Other adjusting items per share (diluted)	26.0	2.9
Tax effect on other adjusting items per share (diluted)	(9.0)	(0.3)
Deferred tax relating to changes in tax rates per share (diluted)	(467.4)
Release of deferred tax on unremitted earnings from associates per share (diluted)	(8.8)
Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI per share (diluted)			5.6
Effect of hedge ineffectiveness per share (diluted)	0.4	(1.0)
Tax effect on hedge ineffectiveness per share (diluted)	(0.1)
Effect of US bond buy back per share (diluted)		5.5
Adjusted earnings per share (diluted)	£ 284.4	£ 247.5	£ 208.4
Basic earnings per share	£ 37,533	£ 4,648	£ 4,290
Effect of restructuring and integration costs (basic)	600	603	367
Tax and non-controlling interests on restructuring and integration costs (basic)	(133)	(90)	(74)
Effect of amortisation and impairment of trademarks and similar intangibles (basic)	383	149	65
Tax on amortisation and impairment of trademarks and similar intangibles (basic)	(90)	(32)	(9)
Effect of associates' adjusting items net of tax (basic)	(23,197)	(900)	(293)
Other adjusting items (basic)	534	53
Tax effect on other adjusting items (basic)	(184)	(5)
Deferred tax relating to changes in tax rates (basic)	(9,586)
Release of deferred tax on unremitted earnings from associates (basic)	(180)
Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI (basic)			104
Effect of hedge ineffectiveness (basic)	9	(18)
Tax effect on hedge ineffectiveness (basic)	(2)
Effect of US bond buy back (basic)		101
Adjusted earnings per share (basic)	£ 5,834	£ 4,615	£ 3,882
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 1,836.3	£ 250.2	£ 230.9
Effect of restructuring and integration costs per share (basic)	29.4	32.4	19.7
Tax and non-controlling interests on restructuring and integration costs per share (basic)	(6.5)	(4.9)	(4.0)
Effect of amortisation and impairment of trademarks and similar intangibles per share (basic)	18.7	8.0	3.5
Tax on amortisation and impairment of trademarks and similar intangibles per share (basic)	(4.4)	(1.7)	(0.5)
Effect of associates' adjusting items net of tax per share (basic)	(1,134.9)	(48.4)	(15.8)
Other adjusting items per share (basic)	26.1	2.9
Tax effect on other adjusting items per share (basic)	(9.0)	(0.3)
Deferred tax relating to changes in tax rates per share (basic)	(469.0)
Release of deferred tax on unremitted earnings from associates per share (basic)	(8.8)
Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI per share (basic)			5.6
Effect of hedge ineffectiveness per share (basic)	0.4	(1.0)
Tax effect on hedge ineffectiveness per share (basic)	(0.1)
Effect of US bond buy back per share (basic)		5.5
Adjusted earnings per share (basic)	£ 285.4	£ 248.4	£ 208.9
Fox River
Adjusted Earnings Per Share [Line Items]
Effect of currency charge (diluted)		£ 20
Effect of currency charge per share (diluted)		£ 1.1
Effect of currency charge (basic)		£ 20
Effect of currency charge per share (basic)		£ 1.1
Flintkote
Adjusted Earnings Per Share [Line Items]
Effect of currency charge (diluted)			£ 3
Effect of currency charge per share (diluted)			£ 0.2
Effect of currency charge (basic)			£ 3
Effect of currency charge per share (basic)			£ 0.2
FIIGLO
Adjusted Earnings Per Share [Line Items]
Effect of interest on FII GLO settlement and other (diluted)	£ 43	£ 25	£ 8
Effect of interest on FII GLO settlement and other per share (diluted)	£ 2.1	£ 1.3	£ 0.4
Effect of interest on FII GLO settlement and other (basic)	£ 43	£ 25	£ 8
Effect of interest on FII GLO settlement and other per share (basic)	£ 2.1	£ 1.3	£ 0.4
Reynolds American Inc.
Adjusted Earnings Per Share [Line Items]
Effect of deemed gain related to investment in RAI (diluted)			£ (601)
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) (diluted)		£ 61	£ 22
Effect of adjusting finance costs in relation to acquisition of RAI (diluted)	£ 153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (diluted)	£ (49)
Effect of deemed gain related to investment in RAI per share (diluted)			£ (32.3)
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) per share (diluted)		£ 3.3	£ 1.2
Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)	£ 7.5
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (diluted)	£ (2.4)
Effect of deemed gain related to investment in RAI (basic)			£ (601)
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) (basic)		£ 61	£ 22
Effect of adjusting finance costs in relation to acquisition of RAI (basic)	£ 153
Tax Effect of adjusting finance costs in relation to acquisition of RAI (basic)	£ (49)
Effect of deemed gain related to investment in RAI per share (basic)			£ (32.3)
Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI) per share (basic)		£ 3.3	£ 1.2
Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)	£ 7.5
Tax Effect of adjusting finance costs in relation to acquisition of RAI per share (basic)	£ (2.4)